LONG-TERM INVESTMENTS, NET - Equity Method Investments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
LONG TERM INVESTMENT, NET
Cost of investments	¥ 750,129	¥ 258,737		¥ 145,837
Share equity gain (loss)	(8,506)	(31,785)		(62,836)
Impairment of receivables from equity investees	3,495	(3,495)
Investment in an equity investee	738,128	223,457	$ 223,457	79,506
Cost of investments incurred during the period	491,392	213,900
Share equity gain (loss) incurred during the period	(3,279)	1,925
Distribution/derecognize of share equity (gain)loss	20,000	(71,874)		(3,495)
WiFire Group Inc. ("WiFire Group")
LONG TERM INVESTMENT, NET
Cost of investments		20,000
Share equity gain (loss)		(20,000)
Cost of investments incurred during the period	(20,000)
Distribution/derecognize of share equity (gain)loss	20,000
Yizhuang Venture Investment Fund
LONG TERM INVESTMENT, NET
Cost of investments				101,000
Share equity gain (loss)				(32,285)
Investment in an equity investee				68,715
Share equity gain (loss) incurred during the period		3,159
Distribution/derecognize of share equity (gain)loss		(71,874)
WiFire Group Inc. ("WiFire Group")
LONG TERM INVESTMENT, NET
Cost of investments		20,000		20,000
Share equity gain (loss)		(20,000)		(20,000)
Chengdu Qidi Chengxin Education Limit ("Qidi Chengxin")
LONG TERM INVESTMENT, NET
Cost of investments		3,930		3,930
Share equity gain (loss)		(333)		(217)
Investment in an equity investee		3,597		3,713
Share equity gain (loss) incurred during the period		(116)
Qidi Chengxin
LONG TERM INVESTMENT, NET
Cost of investments	3,930	3,930
Share equity gain (loss)	(452)	(333)
Investment in an equity investee	3,478	3,597
Share equity gain (loss) incurred during the period	119
Jingliang Inter Cloud
LONG TERM INVESTMENT, NET
Cost of investments	6,000	6,000		6,000
Share equity gain (loss)	(5,019)	(5,017)		(5,013)
Investment in an equity investee	981	983		987
Share equity gain (loss) incurred during the period	2	(4)
Jingliang Century Cloud
LONG TERM INVESTMENT, NET
Cost of investments	4,000	4,000		4,000
Investment in an equity investee	4,000	4,000		4,000
ZJK Energies
LONG TERM INVESTMENT, NET
Cost of investments	5,907	5,907		5,907
Share equity gain (loss)	(3,845)	(3,800)		(3,816)
Investment in an equity investee	2,062	2,107		2,091
Share equity gain (loss) incurred during the period	45	16
Dexin Tonglian (Beijing) Culture Technology Co., Ltd [Member]
LONG TERM INVESTMENT, NET
Cost of investments	3,000	3,000
Share equity gain (loss)	(808)	(333)
Investment in an equity investee	2,192	2,667
Cost of investments incurred during the period		3,000
Share equity gain (loss) incurred during the period	475	(333)
SH Edge Interchange
LONG TERM INVESTMENT, NET
Cost of investments	900	900
Share equity gain (loss)	(900)	(797)
Investment in an equity investee		103
Cost of investments incurred during the period		900
Share equity gain (loss) incurred during the period	103	(797)
Changzhou Gaoxin Internet Co., Ltd
LONG TERM INVESTMENT, NET
Cost of investments	698,392	210,000
Share equity gain (loss)	5,107
Investment in an equity investee	703,499	210,000
Cost of investments incurred during the period	488,392	210,000
Share equity gain (loss) incurred during the period	(5,107)
Zhuhai Private
LONG TERM INVESTMENT, NET
Cost of investments	23,000
Share equity gain (loss)	(1,084)
Investment in an equity investee	21,916
Cost of investments incurred during the period	23,000
Share equity gain (loss) incurred during the period	1,084
BJ Chaohulian
LONG TERM INVESTMENT, NET
Cost of investments	5,000	5,000		5,000
Share equity gain (loss)	(1,505)	(1,505)		(1,505)
Impairment of receivables from equity investees	¥ 3,495	¥ (3,495)
Distribution/derecognize of share equity (gain)loss				¥ (3,495)